SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS

	September 30, 2025	December 31, 2024
Cash	$1,948,271	$3,633

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Gross profit	$884	$-	$884	$-
Operating expenses	(1,146,381)	(215,256)	(17,502,751)	(543,149)
Other expenses, net	(704,996)	-	(2,271,247)	-
Income tax expense	-	(1,013)	-	(1,013)
Net loss	$(1,850,493)	$(216,269)	$(19,773,114)	$(544,162)